Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund	June 30, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)

		$	$
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 94.3% ¤
ANGOLA 0.3%
SOVEREIGN ISSUES 0.3%
Angola Government International Bonds
9.375% due 03/31/2033		$200		$205

Total Angola (Cost $200)				205

ARGENTINA 1.3%
CORPORATE BONDS & NOTES 1.3%
Pampa Energia SA
7.750% due 11/14/2037		$300		308
7.875% due 12/16/2034		200		207
Telecom Argentina SA
8.500% due 01/20/2036		150		157
YPF SA
9.500% due 01/17/2031		100		106

				778

SOVEREIGN ISSUES 0.0%
Argentina Bonar Bonds
0.750% due 07/09/2030 þ		6		4

Total Argentina (Cost $765)				782

BERMUDA 1.0%
CORPORATE BONDS & NOTES 1.0%
Digicel International Finance Ltd./Difl U.S. LLC
8.625% due 08/01/2032		$200		206
Golar LNG Ltd.
7.500% due 10/02/2030		200		203
Li & Fung Ltd.
8.375% due 02/05/2029		200		205

Total Bermuda (Cost $602)				614

BRAZIL 4.2%
CORPORATE BONDS & NOTES 4.2%
Aegea Finance SARL
7.625% due 01/20/2036		$200		166
Banco do Brasil SA
5.625% due 10/23/2031		200		198
8.500% due 07/29/2026	MXN	7,000		402
Braskem Netherlands Finance BV
4.500% due 01/31/2030		$200		115
CSN Inova Ventures
6.750% due 01/28/2028		200		166
Petrobras Global Finance BV
5.125% due 09/10/2030		200		197
6.250% due 01/10/2036		200		200
Rede D’or Finance SARL
6.550% due 04/28/2036		200		194
Suzano Austria GmbH
3.750% due 01/15/2031		700		658
Unigel Luxembourg SA (11.000% Cash or 12.000% PIK)
11.000% due 12/31/2028 ^(b)(c)		499		15
Unigel Luxembourg SA (13.500% Cash or 15.000% PIK)
13.500% due 12/31/2027 ^(b)(c)		222		13
Vale SA
0.000% due 12/29/2049 ~(h)	BRL	2,910		226

				2,550

		SHARES
WARRANTS 0.0%
OAS SA - Exp. 05/16/2039 «(k)		131,712		0

Total Brazil (Cost $3,097)				2,550

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	PRINCIPAL AMOUNT (000s)
CANADA 1.2%
CORPORATE BONDS & NOTES 1.2%
First Quantum Minerals Ltd.
6.375% due 02/15/2036	$200	196
Ivanhoe Mines Ltd.
7.875% due 01/23/2030	200	203
Parex Resources, Inc.
8.500% due 05/11/2031	300	305

Total Canada (Cost $700)		704

CAYMAN ISLANDS 9.5%
CONVERTIBLE BONDS & NOTES 0.6%
Alibaba Group Holding Ltd.
0.000% due 09/15/2032 (f)	$200	178
Baidu, Inc.
0.000% due 03/12/2032 (f)	200	178
Kaisa Group Holdings Ltd.
0.000% due 12/31/2026 (f)	47	0
0.000% due 12/31/2027 (f)	58	0
0.000% due 12/31/2028 (f)	93	1
0.000% due 12/31/2029 (f)	93	1
0.000% due 12/31/2030 (f)	116	1
0.000% due 12/31/2031 (f)	116	0
0.000% due 12/31/2032 (f)	220	1

		360

CORPORATE BONDS & NOTES 8.9%
Avilease Capital Ltd.
4.750% due 11/12/2030	300	294
Banco Mercantil del Norte SA
8.000% due 01/24/2033 •(h)(i)	200	200
China Modern Dairy Holdings Ltd.
2.125% due 07/14/2026	300	300
Emaar Sukuk Ltd.
3.635% due 09/15/2026	450	449
Energuate Trust 2 0
6.350% due 09/15/2035	400	399
Esic Sukuk Ltd.
5.831% due 02/14/2029	300	304
Foxconn Far East Ltd.
1.875% due 08/25/2028	300	283
FWD Group Holdings Ltd.
5.836% due 09/22/2035	300	301
Gol Finance, Inc.
14.375% due 06/06/2030	100	98
Greentown China Holdings Ltd.
8.450% due 02/24/2028	200	201
IHS Holding Ltd.
8.250% due 11/29/2031	200	209
Kaisa Group Holdings Ltd.
5.000% due 11/30/2027	8	0
5.000% due 11/30/2027	2	0
Kaisa Group Holdings Ltd. (5.250% Cash or 6.250% PIK)
5.250% due 12/28/2028 (b)	78	2
Kaisa Group Holdings Ltd. (5.500% Cash or 6.500% PIK)
5.500% due 12/28/2029 (b)	131	3
Kaisa Group Holdings Ltd. (5.750% Cash or 6.750% PIK)
5.750% due 12/28/2030 (b)	162	3
Kaisa Group Holdings Ltd. (6.000% Cash or 7.000% PIK)
6.000% due 12/28/2031 (b)	238	4
Kaisa Group Holdings Ltd. (6.250% Cash or 7.250% PIK)
6.250% due 12/28/2032 (b)	224	5
Kaisa Group Holdings Ltd. (6.721% Cash or 7.721% PIK)
6.721% due 12/28/2028 (b)	54	1
KFH Sukuk Co.
5.376% due 01/14/2030	200	203
Melco Resorts Finance Ltd.
5.750% due 07/21/2028	400	398
MGM China Holdings Ltd.
6.250% due 05/15/2033	200	196
MM Mirage Bluewater II Ltd.
8.750% due 06/29/2029	125	124

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$	$
Omniyat Sukuk 1 Ltd.
7.250% due 03/04/2031		200		187
QNB Finance Ltd.
4.679% (SOFRRATE + 1.050%) due 04/27/2029 ~		200		201
4.875% due 01/30/2029		300		301
SRC Sukuk Ltd.
5.000% due 02/27/2028		300		301
VB DPR Finance Co.
6.239% due 09/15/2035 «(k)		300		294
Zhongsheng Group Holdings Ltd.
5.980% due 01/30/2028		200		191

				5,452

Total Cayman Islands (Cost $6,030)				5,812

CHILE 4.9%
CORPORATE BONDS & NOTES 4.9%
AES Andes SA
6.300% due 03/15/2029		$400		410
Banco de Chile
2.990% due 12/09/2031 (i)		300		273
Banco Santander Chile
4.550% due 11/20/2030		300		296
Caja de Compensacion de Asignacion Familiar de Los Andes
7.000% due 07/30/2029		200		210
Cencosud SA
5.750% due 04/15/2036		300		300
Chile Electricity PEC SpA
0.000% due 01/25/2028 (f)		760		701
Engie Energia Chile SA
6.375% due 04/17/2034		200		210
Latam Airlines Group SA
7.625% due 01/07/2031		300		311
Sociedad Transmisora Metropolitana SpA
6.385% due 12/15/2055		300		306

Total Chile (Cost $2,968)				3,017

CHINA 0.0%

		SHARES
COMMON STOCKS 0.0%
Kaisa Group Holdings Ltd.		765,700		5

Total China (Cost $0)				5

		PRINCIPAL AMOUNT (000s)
COLOMBIA 3.9%
CORPORATE BONDS & NOTES 3.1%
Banco Davivienda SA
8.125% due 07/02/2035 •(i)		$300		311
Ecopetrol SA
5.875% due 05/28/2045		175		145
8.875% due 01/13/2033		300		329
Grupo Nutresa SA
8.000% due 05/12/2030		750		795
Promigas SA ESP/Gases del Pacifico SAC
7.750% due 06/24/2056 •		300		305

				1,885

SOVEREIGN ISSUES 0.8%
Colombia TES
11.000% due 08/22/2029	COP	170,000		48
11.750% due 01/24/2035		1,517,900		436

				484

Total Colombia (Cost $2,335)				2,369

COSTA RICA 0.2%
SOVEREIGN ISSUES 0.2%
Costa Rica Government International Bonds
5.950% due 04/27/2033	EUR	100		122

Total Costa Rica (Cost $119)				122

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
CZECH REPUBLIC 0.4%
CORPORATE BONDS & NOTES 0.4%
EPH Financing International AS
6.651% due 11/13/2028	EUR		200		243

Total Czech Republic (Cost $219)					243

DOMINICAN REPUBLIC 0.7%
SOVEREIGN ISSUES 0.7%
Dominican Republic International Bonds
11.250% due 09/15/2035	DOP		24,000		445

Total Dominican Republic (Cost $423)					445

ECUADOR 0.5%
CORPORATE BONDS & NOTES 0.5%
Corp. Quiport SA
9.000% due 12/15/2037			$300		330

Total Ecuador (Cost $300)					330

EGYPT 1.2%
SOVEREIGN ISSUES 1.2%
Egypt Government Bonds
19.698% due 10/14/2030	EGP		6,800		132
21.954% due 03/04/2028			30,200		597

Total Egypt (Cost $727)					729

GUATEMALA 0.5%
CORPORATE BONDS & NOTES 0.5%
Industrial Subordinated Trust 2 0
6.550% due 04/15/2036 •			$300		305

Total Guatemala (Cost $299)					305

HONG KONG 1.7%
CORPORATE BONDS & NOTES 1.7%
Bank of East Asia Ltd.
5.375% due 05/13/2032 •			$250		251
Far East Horizon Ltd.
5.875% due 03/05/2028			400		403
Fortune Star BVI Ltd.
8.500% due 05/19/2028			200		205
Lenovo Group Ltd.
3.421% due 11/02/2030			200		189

Total Hong Kong (Cost $1,018)					1,048

HUNGARY 0.4%
CORPORATE BONDS & NOTES 0.4%
OTP Bank Nyrt
8.750% due 05/15/2033 •(i)			$200		210

Total Hungary (Cost $209)					210

INDIA 3.6%
CORPORATE BONDS & NOTES 3.6%
Adani Electricity Mumbai Ltd.
3.949% due 02/12/2030			$262		246
IIFL Finance Ltd.
7.600% due 09/10/2029			200		201
8.750% due 07/24/2028			200		206
Muthoot Finance Ltd.
5.750% due 08/04/2030			300		294
7.125% due 02/14/2028			200		203
Power Finance Corp. Ltd.
3.750% due 12/06/2027			300		296
REC Ltd.
5.625% due 04/11/2028			300		303

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries
4.500% due 07/14/2028			250		242
Sammaan Capital Ltd.
9.700% due 07/03/2027			200		206

Total India (Cost $2,200)					2,197

INDONESIA 2.1%
CORPORATE BONDS & NOTES 2.1%
Bank Mandiri Persero Tbk. PT
5.250% due 04/10/2031			$200		200
Bank Negara Indonesia Persero Tbk. PT
7.150% due 10/22/2031 •(h)(i)			200		200
Danantara Investment Management PT
5.350% due 06/18/2031			200		200
5.950% due 06/18/2036			200		199
Freeport Indonesia PT
6.200% due 04/14/2052 (l)			200		196
Indika Energy Tbk. PT
8.750% due 05/07/2029			250		253

Total Indonesia (Cost $1,205)					1,248

IRELAND 0.7%
CORPORATE BONDS & NOTES 0.3%
Alfa Bank AO Via Alfa Bond Issuance PLC
5.950% due 04/15/2030 ^«(i)			$900		54
5.950% due 04/15/2030 ^(i)			900		120
CIMA Finance DAC
2.950% due 09/05/2029			127		120

					174

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Panama Government International Bonds
3.886% (EUR006M + 2.178%) due 03/05/2027 «~	EUR		200		229

Total Ireland (Cost $1,232)					403

ISLE OF MAN 0.3%
CORPORATE BONDS & NOTES 0.3%
Gohl Capital Holdings Ltd.
8.300% due 04/29/2036 •(h)			$200		193

Total Isle of Man (Cost $195)					193

ISRAEL 3.4%
CORPORATE BONDS & NOTES 3.4%
Bank Hapoalim BM
3.255% due 01/21/2032 •(i)			$200		198
5.252% due 01/14/2033			300		297
Bank Leumi Le-Israel BM
5.343% due 06/29/2029			200		201
5.642% due 06/29/2033			200		201
7.129% due 07/18/2033 •(i)			200		205
Energean Israel Finance Ltd.
5.375% due 03/30/2028			200		198
ICL Group Ltd.
6.036% due 06/16/2036			200		200
Israel Electric Corp. Ltd.
4.250% due 08/14/2028			200		197
Leviathan Bond Ltd.
6.500% due 06/30/2027			150		151
Mizrahi Tefahot Bank Ltd.
5.049% due 01/28/2031			200		198

Total Israel (Cost $2,011)					2,046

IVORY COAST 0.9%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.9%
Republic of Cote d’Ivoire
5.185% (EUR006M + 2.135%) due 03/05/2027 «~	EUR		500		574

Total Ivory Coast (Cost $533)					574

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
JAPAN 0.3%
CORPORATE BONDS & NOTES 0.3%
NTT Finance Corp.
5.483% due 11/01/2036 (a)			$200		199

Total Japan (Cost $200)					199

JERSEY, CHANNEL ISLANDS 0.2%
CORPORATE BONDS & NOTES 0.2%
GSG Bidco Ltd.
4.700% due 06/15/2031	EUR		100		113

Total Jersey, Channel Islands (Cost $118)					113

KAZAKHSTAN 1.0%
CORPORATE BONDS & NOTES 1.0%
Kaspi.KZ JSC
6.250% due 03/26/2030			$300		304
Tengizchevroil Finance Co. International Ltd.
3.250% due 08/15/2030			300		278

Total Kazakhstan (Cost $559)					582

KUWAIT 0.3%
SOVEREIGN ISSUES 0.3%
Kuwait International Government Bonds
4.804% due 04/20/2033			$200		200

Total Kuwait (Cost $200)					200

LUXEMBOURG 2.8%
CORPORATE BONDS & NOTES 2.4%
Consolidated Energy Finance SA
12.000% due 02/15/2031			$200		207
Green Palm Bidco SARL
5.957% due 06/30/2041			200		202
6.462% due 06/30/2046			200		203
Millicom International Cellular SA
4.500% due 04/27/2031			500		467
Nova Securitisation SARL
5.750% due 02/03/2031			400		386

					1,465

SOVEREIGN ISSUES 0.4%
Eagle Funding Luxco SARL
5.500% due 08/17/2030			250		251

Total Luxembourg (Cost $1,697)					1,716

MAURITIUS 0.3%
CORPORATE BONDS & NOTES 0.3%
India Cleantech Energy
4.700% due 08/10/2026			$165		164

Total Mauritius (Cost $165)					164

MEXICO 5.8%

		SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita SA «(d)			172,487		0

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	$	$
	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 5.8%
Alpek SAB de CV
3.250% due 02/25/2031	$200		175
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa
4.375% due 04/11/2027	200		199
Banco Mercantil del Norte SA
7.625% due 01/10/2028 •(h)(i)	200		201
Banco Nacional de Mexico SA
6.697% due 08/07/2036 •(i)	300		296
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
5.125% due 01/18/2033 •(i)	200		196
5.250% due 09/10/2029	200		202
COX Asset Mexico SA de CV
7.125% due 01/08/2032	300		305
7.750% due 05/08/2036	200		205
Esentia Energy Development SAB de CV
6.125% due 07/30/2033	400		399
FIBRA Prologis
5.500% due 11/26/2035	200		194
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple
7.250% due 01/31/2041	297		302
Grupo Televisa SAB
5.000% due 05/13/2045	200		137
5.250% due 05/24/2049	200		137
Orbia Advance Corp. SAB de CV
2.875% due 05/11/2031	200		166
Sigma Foods SAB de CV
6.875% due 03/25/2044	200		213
Trust Fibra Uno
7.700% due 01/23/2032	200		213

			3,540

Total Mexico (Cost $4,756)			3,540

MONGOLIA 0.3%
CORPORATE BONDS & NOTES 0.3%
Golomt Bank
7.950% due 05/14/2029	$200		201

Total Mongolia (Cost $199)			201

MOROCCO 0.8%
CORPORATE BONDS & NOTES 0.8%
OCP SA
6.875% due 04/25/2044	$500		510

Total Morocco (Cost $482)			510

NETHERLANDS 1.9%

	SHARES
COMMON STOCKS 0.0%
Stichting Administratiekantoor (d)	1,831		0

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 1.6%
Ardshinbank CJSC Via Dilijan Finance BV
6.600% due 01/22/2031	$300		300
Prosus NV
4.987% due 01/19/2052	300		239
Teva Pharmaceutical Finance Netherlands III BV
4.100% due 10/01/2046	200		154
Unigel Netherlands Holding Corp. BV (15.000% Cash or 15.000% PIK)
15.000% due 12/31/2044 ^(b)(c)	449		9

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
Veon Midco BV
6.950% due 06/01/2031			300		300

					1,002

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
VEON Amsterdam BV
7.924% (TSFR3M + 3.679%) due 03/25/2027 «~			200		200

Total Netherlands (Cost $1,320)					1,202

NIGERIA 0.5%
CORPORATE BONDS & NOTES 0.5%
Dangote Fertiliser Ltd.
7.750% due 05/05/2031			$300		302

Total Nigeria (Cost $300)					302

PANAMA 0.4%
CORPORATE BONDS & NOTES 0.4%
Generadora de Gatun SA
6.874% due 09/30/2044			$250		258

Total Panama (Cost $250)					258

PERU 4.1%
CORPORATE BONDS & NOTES 3.5%
Banco de Credito del Peru SA
5.800% due 03/10/2035 •(i)			$300		303
Banco Internacional del Peru SAA Interbank
4.800% due 07/15/2031			500		492
Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045	PEN		500		157
10.100% due 12/15/2043			492		158
InRetail Shopping Malls
5.650% due 10/16/2032			$400		396
Niagara Energy SAC
5.746% due 10/03/2034			150		150
Peru LNG SRL
5.375% due 03/22/2030			133		130
Petroleos del Peru SA
5.625% due 06/19/2047			200		143
Volcan Cia Minera SAA
8.500% due 10/28/2032			200		207

					2,136

SOVEREIGN ISSUES 0.6%
Fondo MIVIVIENDA SA
5.400% due 03/31/2031			200		202
Peru Government Bonds
7.300% due 08/12/2033	PEN		400		131

					333

Total Peru (Cost $2,408)					2,469

PHILIPPINES 0.8%
CORPORATE BONDS & NOTES 0.8%
San Miguel Global Power Holdings Corp.
8.375% due 10/20/2030 •(h)			$300		298
8.750% due 06/12/2029 •(h)			200		203

Total Philippines (Cost $502)					501

POLAND 0.7%
CORPORATE BONDS & NOTES 0.7%
ORLEN SA
6.000% due 01/30/2035			$400		414

Total Poland (Cost $402)					414

QATAR 0.6%
CORPORATE BONDS & NOTES 0.6%
Nakilat, Inc.
6.067% due 12/31/2033			$201		205

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Qatarenergy LNG S3
5.838% due 09/30/2027		74	74
6.332% due 09/30/2027		112	113

Total Qatar (Cost $402)			392

RUSSIA 0.1%
CORPORATE BONDS & NOTES 0.1%
ALROSA Finance SA
3.100% due 06/25/2027 ^«(c)(i)		$800	48

Total Russia (Cost $803)			48

SAUDI ARABIA 1.0%
CORPORATE BONDS & NOTES 1.0%
Saudi Arabian Oil Co.
4.750% due 06/02/2030		$200	199
6.000% due 02/02/2056		400	389

Total Saudi Arabia (Cost $594)			588

SERBIA 0.7%
CORPORATE BONDS & NOTES 0.7%
Telecommunications Co. Telekom Srbija AD Belgrade
6.750% due 05/18/2033	EUR	200	235
7.250% due 05/18/2031		$200	199

Total Serbia (Cost $435)			434

SINGAPORE 1.4%
CORPORATE BONDS & NOTES 1.4%
Fubon Life Singapore Pte. Ltd.
5.450% due 12/10/2035		$200	198
GLP Pte. Ltd.
9.750% due 05/20/2028		200	169
Medco Cypress Tree Pte. Ltd.
8.625% due 05/19/2030		250	261
Yinson Production Financial Services Pte. Ltd.
9.625% due 05/03/2029		200	212

Total Singapore (Cost $871)			840

SOUTH AFRICA 2.1%
CORPORATE BONDS & NOTES 1.3%
Bidvest Group U.K. PLC
6.200% due 09/17/2032 (i)		$200	202
Sasol Financing USA LLC
5.500% due 03/18/2031		200	187
8.750% due 04/10/2033		400	414

			803

SOVEREIGN ISSUES 0.8%
Republic of South Africa Government Bonds
8.500% due 01/31/2037	ZAR	300	18
8.875% due 02/28/2035		6,800	430
9.000% due 01/31/2040		500	31

			479

Total South Africa (Cost $1,178)			1,282

SOUTH KOREA 1.4%
CORPORATE BONDS & NOTES 1.4%
Kookmin Bank
2.500% due 11/04/2030 (i)(l)		$500	453
Shinhan Financial Group Co. Ltd.
5.000% due 07/24/2028		200	202
SK Hynix, Inc.
6.375% due 01/17/2028		200	205

Total South Korea (Cost $877)			860

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
SPAIN 0.6%
CORPORATE BONDS & NOTES 0.6%
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA
5.375% due 12/30/2030			$396		375

Total Spain (Cost $369)					375

SWITZERLAND 0.5%
CORPORATE BONDS & NOTES 0.5%
UBS Group AG
6.875% due 06/05/2032 •(h)(i)			$300		301

Total Switzerland (Cost $300)					301

THAILAND 0.3%
CORPORATE BONDS & NOTES 0.3%
GC Treasury Center Co. Ltd.
7.125% due 03/10/2035 •(h)			$200		198

SOVEREIGN ISSUES 0.0%
Thailand Government Bonds
3.300% due 06/17/2038	THB		30		1
3.350% due 06/17/2033			40		1
3.450% due 06/17/2043			20		1
					3

Total Thailand (Cost $203)					201

TURKEY 3.6%
CORPORATE BONDS & NOTES 3.6%
Akbank TAS
7.498% due 01/20/2030			$500		515
QNB Bank AS
5.875% due 02/11/2031 (i)			300		292
TT Varlik Kiralama AS
6.500% due 10/30/2030			500		496
Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028			150		149
Turkiye Is Bankasi AS
7.750% due 06/12/2029			200		208
Turkiye Vakiflar Bankasi TAO
7.250% due 07/31/2030			300		302
Yapi ve Kredi Bankasi AS
9.250% due 10/16/2028			200		213

Total Turkey (Cost $2,131)					2,175

UKRAINE 0.3%
SOVEREIGN ISSUES 0.3%
Ukraine Government International Bonds
0.000% due 02/01/2030 þ(g)			$45		33
0.000% due 02/01/2034 þ(g)			168		95
4.500% due 02/01/2036 þ(i)			52		35

Total Ukraine (Cost $118)					163

UNITED ARAB EMIRATES 5.2%
CORPORATE BONDS & NOTES 5.2%
Abu Dhabi Future Energy Co. PJSC Masdar
4.875% due 07/25/2033			$400		394
Alpha Star Holding IX Ltd.
7.000% due 08/26/2028			500		496
DAE Sukuk Difc Ltd.
4.500% due 10/16/2030			300		289
Dhafrah Pv2 Energy Co. LLC
5.794% due 06/30/2053			299		296
Emirates NBD Bank PJSC
5.125% due 06/29/2031			200		200
First Abu Dhabi Bank PJSC
4.774% due 06/06/2028 (l)			300		300
4.789% (SOFRRATE + 1.150%) due 06/03/2031 ~			300		300

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
NBK SPC Ltd.
1.625% due 09/15/2027 •			700		695
Sobha Sukuk I Holding Ltd.
7.996% due 02/19/2029			200		200

Total United Arab Emirates (Cost $3,168)					3,170

UNITED KINGDOM 5.2%
CORPORATE BONDS & NOTES 5.1%
Antofagasta PLC
2.375% due 10/14/2030			$200		181
Avianca Midco 2 PLC
9.000% due 12/01/2028			149		153
10.250% due 01/07/2032 (a)			400		400
Azule Energy Finance PLC
8.125% due 01/23/2030			250		252
8.250% due 01/22/2031			500		500
ICBC Standard Bank PLC
20.000% due 09/18/2029 «	UZS		2,883,000		240
Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (f)			$200		163
Sibanye-Stillwater U.K. Financing PLC
6.250% due 11/15/2031			300		297
Vedanta Resources Finance II PLC
7.750% due 07/13/2037 (a)			300		298
10.875% due 09/17/2029			400		425
WE Soda Investments Holding PLC
9.500% due 10/06/2028			200		201

					3,110

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Canada Square Funding 6 PLC
4.597% due 01/17/2059 •(i)	GBP		65		86

Total United Kingdom (Cost $3,135)					3,196

UNITED STATES 4.1%
CORPORATE BONDS & NOTES 3.9%
Azul Secured Finance LLP
9.875% due 02/15/2031			$200		192
Cemex SAB de CV
5.750% due 06/05/2036			300		299
Hanwha Q Cells Americas Holdings Corp.
5.000% due 07/27/2028			200		202
Invepar Holdings LLC
0.000% due 12/31/2049 «(k)			158		0
Kosmos Energy Ltd.
8.750% due 10/01/2031			100		82
Las Vegas Sands Corp.
3.900% due 08/08/2029 (i)			400		386
6.000% due 08/15/2029			300		308
Momentive Performance Materials, Inc.
4.125% due 10/22/2028			200		198
PacifiCorp
7.125% due 08/15/2056 •			200		199
Playtika Holding Corp.
4.250% due 03/15/2029			80		72
Rio Oil Finance Trust
8.200% due 04/06/2028			158		162
Road Michigan Property Owner I LLC
7.500% due 03/30/2045			300		299

					2,399

U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Bonds
1.375% due 11/15/2040			200		129

Total United States (Cost $2,572)					2,528

UZBEKISTAN 0.7%
CORPORATE BONDS & NOTES 0.7%
Uzauto Motors AJ
7.375% due 11/19/2030			$200		203
Uzbek Industrial & Construction Bank ATB
21.000% due 07/24/2027	UZS		2,500,000		219

Total Uzbekistan (Cost $399)					422

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$	$
VENEZUELA 0.1%
SOVEREIGN ISSUES 0.1%
Venezuela Government International Bonds
7.000% due 03/31/2038 ^(c)		$20		9
7.650% due 04/21/2035 ^(c)		20		9
9.250% due 09/15/2027 ^(c)		20		10
9.250% due 05/07/2028 ^(c)(i)		80		38
11.950% due 08/05/2031 ^(c)		25		14

Total Venezuela (Cost $67)				80

VIRGIN ISLANDS (BRITISH) 1.3%
CORPORATE BONDS & NOTES 1.3%
Cas Capital No. 2 Ltd.
6.250% due 01/13/2031 •(h)		$300		302
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL
5.250% due 04/27/2029		300		295
CS Treasury Management Services P Ltd.
9.000% due 12/05/2026 (h)		200		206
OAS Restructuring BVI Ltd.
5.000% due 03/31/2035 «	BRL	356		4

Total Virgin Islands (British) (Cost $813)				807

		SHARES
SHORT-TERM INSTRUMENTS 2.0%
MUTUAL FUNDS 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class
3.690% (j)		310,688		311

		PRINCIPAL AMOUNT (000s)
EGYPT TREASURY BILLS 0.0%
23.851% due 10/13/2026 - 10/20/2026 (e)(f)	EGP	625		12

NIGERIA TREASURY BILLS 1.5%
21.135% due 08/11/2026 - 01/28/2027 (e)(f)	NGN	1,304,412		881

Total Short-Term Instruments (Cost $1,204)				1,204

Total Investments in Securities (Cost $60,584)				57,588

		SHARES
INVESTMENTS IN AFFILIATES 5.8%
SHORT-TERM INSTRUMENTS 5.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.8%
PIMCO Short-Term Floating NAV Portfolio III		366,153		3,567

Total Short-Term Instruments (Cost $3,565)				3,567

Total Investments in Affiliates (Cost $3,565)				3,567

Total Investments 100.1% (Cost $64,149)				$61,155
Financial Derivative Instruments (m)(n) 0.6%(Cost or Premiums, net $484)				362
Other Assets and Liabilities, net (0.7)%				(398)

Net Assets 100.0%				$61,119

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Security becomes interest bearing at a future date.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.
(j)	Coupon represents a 7-Day Yield.
(k)	RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Invepar Holdings LLC0.000% due 12/31/2049	11/16/2018	$0	$0	0.00%
OAS SA - Exp. 05/16/2039	04/30/2019	0	0	0.00
VB DPR Finance Co.6.239% due 09/15/2035		300	294	0.48

		$300	$294	0.48%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BRC	3.700%	12/12/2025	TBD	(2)	$(428)	$(437)
	3.800	12/12/2025	TBD	(2)	(287)	(292)
MYI	3.470	06/30/2026	07/14/2026		(179)	(179)

Total Reverse Repurchase Agreements						$(908)

(l)	Securities with an aggregate market value of $949 have been pledged as collateral under the terms of master agreements as of June 30, 2026.

(1)

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(763) at a weighted average interest rate of 3.694%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.

(m) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	60	$6,593	$54	$0	$(18)
CBOT 2 Year U.S. Treasury Notes Futures	09/2026	13	2,680	(3)	0	(2)

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2026 (Unaudited)

CBOT 5 Year U.S. Treasury Notes Futures	09/2026	17	1,820	2	0	(3)
Ultra U.S. Treasury Bond Futures	09/2026	6	697	21	0	(4)

				$74	$0	$(27)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Ultra 10 Year U.S. Treasury Notes Futures	09/2026	2	$(225)	$(5)	$1	$0

Total Futures Contracts				$69	$1	$(27)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(1)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
CDX.IG-46 5-Year Index	(1.000)%	Quarterly	06/20/2031	$1,400	$(25)	$(6)	$(31)	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

									Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
CDX.EM-44 5-Year Index	1.000%	Quarterly	12/20/2030	$	200	$(2)	$1	$(1)	$0	$0
CDX.EM-45 5-Year Index	1.000	Quarterly	06/20/2031		200	(9)	6	(3)	0	0
CDX.HY-46 5-Year Index	5.000	Quarterly	06/20/2031		198	7	9	16	0	0
CDX.iTraxx Crossover 45 5-Year Index	5.000	Quarterly	06/20/2031	EUR	160	14	7	21	1	0
CDX.iTraxx Main 45 5-Year Index	1.000	Quarterly	06/20/2031		1,010	19	7	26	0	0

						$29	$30	$59	$1	$0

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive(5)	1-Day THB-THOR Compounded-OIS	1.500%	Quarterly	09/16/2031	THB	3,670	$1	$0	$1	$0	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/17/2028	$	600	5	7	12	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2029		1,800	34	1	35	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		1,400	(14)	6	(8)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		1,700	44	(53)	(9)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		400	10	0	10	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		200	(4)	5	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2031		1,200	(4)	26	22	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/17/2031		2,100	(65)	2	(63)	0	(6)
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	05/31/2033		1,200	0	(4)	(4)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2034		400	13	7	20	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		500	13	(21)	(8)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		1,100	45	17	62	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		300	(2)	8	6	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		300	19	16	35	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		200	(11)	35	24	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055		300	34	14	48	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		500	47	14	61	5	0

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		500	(21)	(18)	(39)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2056		600	2	(22)	(20)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/17/2056		200	(14)	7	(7)	0	(2)
Pay	1-Year BRL-CDI	12.131	Maturity	01/04/2027	BRL	3,500	27	(48)	(21)	0	0
Pay	1-Year BRL-CDI	12.905	Maturity	01/02/2029		400	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	12.867	Maturity	01/02/2031		5,400	(7)	(27)	(34)	3	0
Pay	6-Month CZK-PRIBOR	4.611	Annual	06/06/2028	CZK	6,800	3	1	4	0	0
Pay	6-Month CZK-PRIBOR	4.130	Annual	10/01/2035		6,300	4	1	5	0	0
Receive(5)	6-Month EUR-EURIBOR	2.500	Annual	09/16/2031	EUR	100	1	0	1	0	0
Pay	6-Month HUF-BBR	5.890	Annual	05/09/2030	HUF	184,600	(6)	25	19	0	(1)
Receive	6-Month HUF-BBR	6.190	Annual	11/18/2030		165,000	5	(48)	(43)	1	0
Pay(5)	6-Month THB-THBFIX	1.250	Quarterly	09/16/2028	THB	6,190	(1)	1	0	0	0
Pay	28-Day MXN-TIIE	8.207	Lunar	06/19/2028	MXN	3,700	0	3	3	0	0

							$158	$(47)	$111	$37	$(29)

Total Swap Agreements							$162	$(23)	$139	$38	$(29)

Cash of $587 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.

(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	07/2026	DOP	1,706	$	29	$0	$0
	07/2026	$	0	COP	179	0	0
	07/2026		15	KRW	22,443	0	0
	08/2026	DOP	771	$	13	0	0
	09/2026	KZT	2,766		6	0	0
	10/2026	COP	183		0	0	0
BPS	07/2026	CZK	413		20	0	0
	07/2026	INR	46,913		495	0	0
	07/2026	$	226	EUR	199	1	0
	07/2026		44	INR	4,211	1	0
	07/2026		308	JPY	49,800	0	(2)
	07/2026	ZAR	656	$	40	0	0
	09/2026	$	495	INR	47,150	0	0
	09/2026		6	THB	187	0	0
BRC	07/2026	EUR	114	RON	600	0	0
	07/2026	TRY	6	$	0	0	0
	07/2026	$	290	MYR	1,177	0	(2)
	07/2026		436	TRY	20,753	3	0
	07/2026	ZAR	3,240	$	200	2	0
CBK	07/2026	COP	204,434		58	0	(1)
	07/2026	HUF	666		2	0	0
	07/2026	SEK	278		30	2	0
	07/2026	$	0	COP	320	0	0
	07/2026		39	EGP	2,078	3	0
	07/2026		397	EUR	340	0	(8)
	07/2026		612	INR	58,018	1	0
	07/2026		18	KZT	9,857	2	0
	07/2026		14	PLN	52	0	(1)
	08/2026	INR	57,216	$	610	8	0
	09/2026	KZT	3,287		7	0	0
	09/2026	$	33	CLP	28,798	0	(2)
	09/2026		25	KZT	12,376	1	0
	10/2026	COP	327	$	0	0	0
	10/2026	$	20	COP	69,504	0	0
	10/2026	UZS	144,100	$	11	0	(1)
	11/2026	NGN	6,128		4	0	(1)
	11/2026		$39	COP	140,383	1	0

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	12/2026	PEN	118	$	34	0	(1)
DUB	07/2026	CZK	447		21	1	0
	07/2026	INR	7,034		75	0	0
	07/2026	KZT	2,990		6	0	0
	07/2026	NGN	54,600		39	0	0
	07/2026	$	10	EGP	538	1	0
	07/2026		50	INR	4,795	1	0
	07/2026		117	KZT	62,594	14	0
	07/2026		14	PLN	53	0	0
	07/2026	ZAR	1,507	$	93	1	0
	08/2026	$	91	EGP	5,042	10	0
	09/2026		75	INR	7,082	0	0
	10/2026		100	KZT	50,715	3	0
	10/2026	UZS	2,870,435	$	225	0	(11)
	11/2026	KZT	10,889		22	0	0
	11/2026	UZS	1,580,558		121	0	(8)
	12/2026		278,261		21	0	(1)
FAR	07/2026	CNH	13		2	0	0
	07/2026	GBP	523		703	10	0
	07/2026	JPY	49,794		308	2	0
	07/2026	PLN	85		23	1	0
	07/2026	SGD	35		27	0	0
	07/2026	$	7	CNH	47	0	0
	07/2026		196	EUR	172	0	0
	07/2026		272	HUF	83,923	0	(2)
	07/2026		41	PLN	150	0	(1)
	07/2026		17	SEK	166	0	0
	07/2026	ZAR	2,146	$	130	0	(1)
	08/2026	CNH	47		7	0	0
	08/2026	EUR	172		196	0	0
	08/2026	PEN	1,526		452	5	0
	08/2026	SEK	165		17	0	0
	08/2026	$	308	JPY	49,664	0	(2)
	09/2026		24	INR	2,344	0	0
GLM	07/2026	BRL	37	$	7	0	0
	07/2026	COP	530,916		152	0	(2)
	07/2026	DOP	1,091		18	0	0
	07/2026	INR	11,093		117	0	0
	07/2026	$	7	BRL	37	0	0
	08/2026	DOP	2,824	$	46	0	(1)
	08/2026	$	3	INR	305	0	0
	09/2026	DOP	7,536	$	124	1	(2)
	09/2026	$	146	INR	13,938	1	0
	09/2026		3	THB	83	0	0
	10/2026	DOP	536	$	9	0	0
	11/2026		2,067		34	0	0
	11/2026	$	152	COP	546,704	2	0
	12/2026	DOP	8,662	$	145	3	0
JPM	07/2026	AUD	28		20	1	0
	07/2026	CNH	34		5	0	0
	07/2026	HUF	2,011		7	0	0
	07/2026	KZT	1,106		2	0	0
	07/2026	PLN	218		60	2	0
	09/2026	MXN	7,041		405	5	0
	09/2026	$	6	INR	589	0	0
	09/2026		25	KZT	12,742	1	0
	09/2026		3	THB	91	0	0
	10/2026	UZS	1,012,530	$	80	0	(4)
MBC	07/2026	EGP	1,520		27	0	(4)
	07/2026	INR	7,062		75	0	0
	07/2026	$	10	AUD	15	0	0
	07/2026		194	COP	734,814	20	0
	07/2026		232	EUR	201	0	(3)
	07/2026		115	INR	11,114	2	0
	07/2026		255	KRW	386,294	0	(5)
	07/2026		10	SEK	101	0	0
	08/2026	AUD	15	$	10	0	0
	08/2026	SEK	101		10	0	0
	09/2026	EGP	1,818		33	0	(3)
	09/2026	$	90	INR	8,596	0	0
MYI	10/2026		96	AZN	171	4	0
	10/2027		191		352	9	0
NGF	07/2026		117	INR	11,217	2	0
	07/2026		19	TRY	878	0	0
SCX	07/2026	EGP	3,177	$	59	0	(6)
	07/2026	INR	5,538		58	0	0
	07/2026	$	18	EGP	949	2	0
	07/2026		153	INR	14,709	2	0
	08/2026		11	EGP	567	0	0
	08/2026		8	INR	758	0	0
	09/2026	EGP	4,009	$	78	0	(1)
	09/2026	KZT	945		2	0	0
	09/2026	$	58	INR	5,575	0	0
	09/2026		3	THB	84	0	0
SOG	07/2026	EUR	57	RON	299	0	0
	07/2026		2,057	$	2,400	49	0

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	07/2026	RON	900	EUR	171	0	0
	07/2026	$	9	AUD	12	0	0
	07/2026		19	EGP	996	1	0
	07/2026		1,499	EUR	1,317	7	0
	07/2026		27	SGD	35	0	0
	08/2026	AUD	12	$	9	0	0
	08/2026	EUR	1,317		1,501	0	(7)
	08/2026	SGD	35		27	0	0
	08/2026	$	27	EGP	1,471	3	0
	09/2026	EGP	9,323	$	167	0	(16)
SSB	07/2026	EUR	172		196	0	(1)
	07/2026	$	691	GBP	523	2	0
	08/2026	COP	2,069,846	$	543	0	(56)
	08/2026	GBP	523		691	0	(2)
	09/2026	COP	805,578		208	0	(24)
UAG	07/2026	$	15	PLN	53	0	(1)
	12/2026		174	COP	680,554	17	0

Total Forward Foreign Currency Contracts						$210	$(183)

PURCHASED OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
GST	Put - OTC CDX.IG-46 5-Year Index	Buy	0.625%	07/15/2026	13,200	$18	$1

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC USD versus KRW	KRW	1,400.000	07/09/2026	734	$7	$0
	Put - OTC USD versus KRW		1,400.000	07/13/2026	466	3	0
BPS	Call - OTC USD versus HKD	HKD	7.800	08/24/2026	5,720	6	22

						$16	$22

Total Purchased Options						$34	$23

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-46 5-Year Index	Sell	0.775%	07/15/2026	19,800	$(12)	$0

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	734	$(3)	$0
	Put - OTC USD versus KRW		1,350.000	07/13/2026	466	(1)	0
BPS	Call - OTC USD versus HKD	HKD	7.850	08/24/2026	5,720	(3)	(1)

						$(7)	$(1)

Total Written Options						$(19)	$(1)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)

									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Mexico Government International Bonds	(1.000)%	Quarterly	06/20/2031	0.854%	$1,600	$(7)	$(4)	$0	$(11)
MYC	South Korea Government International Bonds	(1.000)	Quarterly	12/20/2034	0.360	350	(17)	1	0	(16)

							$(24)	$(3)	$0	$(27)

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2026 (Unaudited)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)

											Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(4)			Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Mexico Government International Bonds	1.000%	Quarterly	12/20/2027	0.369%			$100	$0	$1	$1	$0
BRC	Argentine Republic Government International Bonds	5.000	Quarterly	12/20/2026	0.814			200	5	(1)	4	0
	Nigeria Government International Bonds	1.000	Quarterly	06/20/2027	1.333			100	(1)	1	0	0
DBL	Ping An Insurance (Group)	1.000	Quarterly	06/20/2028	0.950			300	(1)	2	1	0
DUB	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—	◆		18	0	0	0	0
JPM	Alibaba Group Holding Ltd.	1.000	Quarterly	06/20/2029	0.574			600	3	4	7	0
MYC	Argentine Republic Government International Bonds	5.000	Quarterly	12/20/2026	0.814			50	1	0	1	0
	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2027	1.700		JPY	24,500	(2)	1	0	(1)

									$5	$8	$14	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(3)

									Swap Agreements, at Value(6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	640	$129	$7	$136	$0
GST	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		360	74	2	76	0
JPM	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		620	123	9	132	0

							$326	$18	$344	$0

Total Swap Agreements							$307	$23	$358	$(28)

◆	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Angola
Sovereign Issues	$0	$205	$0	$205
Argentina
Corporate Bonds & Notes	0	778	0	778
Sovereign Issues	0	4	0	4
Bermuda
Corporate Bonds & Notes	0	614	0	614
Brazil
Corporate Bonds & Notes	0	2,550	0	2,550
Canada
Corporate Bonds & Notes	0	704	0	704
Cayman Islands
Convertible Bonds & Notes	0	360	0	360
Corporate Bonds & Notes	0	5,158	294	5,452
Chile
Corporate Bonds & Notes	0	3,017	0	3,017
China
Common Stocks	5	0	0	5
Colombia
Corporate Bonds & Notes	0	1,885	0	1,885
Sovereign Issues	0	484	0	484
Costa Rica
Sovereign Issues	0	122	0	122
Czech Republic
Corporate Bonds & Notes	0	243	0	243
Dominican Republic
Sovereign Issues	0	445	0	445
Ecuador
Corporate Bonds & Notes	0	330	0	330
Egypt
Sovereign Issues	0	729	0	729
Guatemala
Corporate Bonds & Notes	0	305	0	305
Hong Kong
Corporate Bonds & Notes	0	1,048	0	1,048
Hungary
Corporate Bonds & Notes	0	210	0	210
India
Corporate Bonds & Notes	0	2,197	0	2,197
Indonesia
Corporate Bonds & Notes	0	1,248	0	1,248
Ireland
Corporate Bonds & Notes	0	120	54	174
Loan Participations and Assignments	0	0	229	229
Isle of Man
Corporate Bonds & Notes	0	193	0	193
Israel
Corporate Bonds & Notes	0	2,046	0	2,046
Ivory Coast
Loan Participations and Assignments	0	0	574	574
Japan
Corporate Bonds & Notes	0	199	0	199
Jersey, Channel Islands
Corporate Bonds & Notes	0	113	0	113
Kazakhstan
Corporate Bonds & Notes	0	582	0	582
Kuwait
Sovereign Issues	0	200	0	200
Luxembourg
Corporate Bonds & Notes	0	1,465	0	1,465
Sovereign Issues	0	251	0	251
Mauritius
Corporate Bonds & Notes	0	164	0	164
Mexico
Corporate Bonds & Notes	0	3,540	0	3,540
Mongolia
Corporate Bonds & Notes	0	201	0	201
Morocco
Corporate Bonds & Notes	0	510	0	510
Netherlands
Corporate Bonds & Notes	0	1,002	0	1,002
Loan Participations and Assignments	0	0	200	200
Nigeria
Corporate Bonds & Notes	0	302	0	302
Panama
Corporate Bonds & Notes	0	258	0	258
Peru
Corporate Bonds & Notes	0	2,136	0	2,136
Sovereign Issues	0	333	0	333
Philippines
Corporate Bonds & Notes	0	501	0	501
Poland
Corporate Bonds & Notes	0	414	0	414
Qatar
Corporate Bonds & Notes	0	392	0	392

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Russia
Corporate Bonds & Notes	0	0	48	48
Saudi Arabia
Corporate Bonds & Notes	0	588	0	588
Serbia
Corporate Bonds & Notes	0	434	0	434
Singapore
Corporate Bonds & Notes	0	840	0	840
South Africa
Corporate Bonds & Notes	0	803	0	803
Sovereign Issues	0	479	0	479
South Korea
Corporate Bonds & Notes	0	860	0	860
Spain
Corporate Bonds & Notes	0	375	0	375
Switzerland
Corporate Bonds & Notes	0	301	0	301
Thailand
Corporate Bonds & Notes	0	198	0	198
Sovereign Issues	0	3	0	3
Turkey
Corporate Bonds & Notes	0	2,175	0	2,175
Ukraine
Sovereign Issues	0	163	0	163
United Arab Emirates
Corporate Bonds & Notes	0	3,170	0	3,170
United Kingdom
Corporate Bonds & Notes	0	2,870	240	3,110
Non-Agency Mortgage-Backed Securities	0	86	0	86
United States
Corporate Bonds & Notes	0	2,399	0	2,399
U.S. Treasury Obligations	0	129	0	129
Uzbekistan
Corporate Bonds & Notes	0	422	0	422
Venezuela
Sovereign Issues	0	80	0	80
Virgin Islands (British)
Corporate Bonds & Notes	0	803	4	807
Short-Term Instruments
Mutual Funds	0	311	0	311
Egypt Treasury Bills	0	12	0	12
Nigeria Treasury Bills	0	881	0	881

	$5	$55,629	$1,643	$57,588
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,567	$0	$0	$3,567

Total Investments	$3,572	$55,629	$1,643	$61,155

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	39	0	39
Over the counter	0	591	0	591

	$0	$630	$0	$630
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(56)	0	(56)
Over the counter	0	(212)	0	(212)

	$0	$(268)	$0	$(268)

Total Financial Derivative Instruments	$0	$362	$0	$362

Totals	$3,572	$55,991	$1,643	$61,517

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2026:

Category and Subcategory	Beginning Balance at 03/31/2026	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2026 (1)
Investments in Securities, at Value
Cayman Islands
Corporate Bonds & Notes	$281	$0	$0	$0	$0	$13	$0	$0	$294	$13
Ireland
Corporate Bonds & Notes	54	0	0	0	0	0	0	0	54	0
Loan Participations and Assignments	231	0	0	0	0	(2)	0	0	229	(2)

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Ivory Coast
Loan Participations and Assignments	581	0	0	0	0	(7)	0	0	574	(7)
Netherlands
Loan Participations and Assignments	199	0	0	0	0	1	0	0	200	1
Russia
Corporate Bonds & Notes	48	0	0	(1)	0	1	0	0	48	0
United Kingdom
Corporate Bonds & Notes	236	0	0	0	0	4	0	0	240	4
Virgin Islands (British)
Corporate Bonds & Notes	3	0	0	0	0	1	0	0	4	0

Totals	$1,633	$0	$0	$(1)	$0	$11	$0	$0	$1,643	$9

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

				(% Unless Noted Otherwise)
Category and Subcategory	Ending Balance at 06/30/2026	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average
Investments in Securities, at Value
Cayman Islands
Corporate Bonds & Notes	$294	Discounted Cash Flow	Discount Rate	6.630	–
Ireland
Corporate Bonds & Notes	54	Third Party Vendor	Expected Recovery	6.000	–
Loan Participations and Assignments	229	Discounted Cash Flow	Discount Rate	4.540	–
Ivory Coast
Loan Participations and Assignments	574	Discounted Cash Flow	Discount Rate	6.50	–
Netherlands
Loan Participations and Assignments	200	Discounted Cash Flow	Discount Rate	8.670	–
Russia
Corporate Bonds & Notes	48	Third Party Vendor	Expected Recovery	6.000	–
United Kingdom
Corporate Bonds & Notes	240	Proxy pricing	Base Price	100.000	–
Virgin Islands (British)
Corporate Bonds & Notes	4	Indicative Market Quotation	Broker Quote	4.985	–

Total	$1,643

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund I, II, III, VII and VIII, Ltd., and PIMCO Capital Securities Fund (Cayman) Ltd., the Cayman Islands exempted companies, and MLM 766 LLC and MLM 700 LLC, the Delaware limited liability companies, (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the respective Funds listed below (“Consolidated Funds”) in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information (with respect to the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO TRENDS Managed Futures Strategy Fund and PIMCO Preferred and Capital Securities Fund) or Offering Memorandum and Offering Memorandum Supplement (with respect to the PIMCO Income Fund and PIMCO Total Return Fund). Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between each Consolidated Fund and its respective Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

Fund Name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Fund Net Assets †
PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III, Ltd.	04/14/2010	17.5%
PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I, Ltd.	07/21/2006	19.5%
PIMCO Global Core Asset Allocation Fund	PIMCO Cayman Commodity Fund II, Ltd.	11/21/2008	1.0%
PIMCO Income Fund	MLM 766 LLC	04/30/2018	0.0%
PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII, Ltd.	08/01/2011	31.0%
PIMCO Preferred and Capital Securities Fund	PIMCO Capital Securities Fund (Cayman) Ltd.	02/04/2015	17.6%
PIMCO Total Return Fund	MLM 700 LLC	05/07/2018	0.0%
PIMCO TRENDS Managed Futures Strategy Fund	PIMCO Cayman Commodity Fund VIII, Ltd.	09/06/2013	7.1%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Funds’ shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Notes to Financial Statements (Cont.)

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed-through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2026, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund may gain exposure to the commodities markets primarily through Index-linked notes and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index- linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on such rulings, the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Fund’s income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Fund is treated as qualifying dividends; and (iii) that income inclusion by a Fund of its Subsidiary’s earnings would be treated as other qualifying income if derived with respect to a Fund’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and a Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund, the Fund may be subject to additional tax risk.

Notes to Financial Statements (Cont.)

4. INVESTMENTS IN AFFILIATES

The Funds listed below invest substantially all or a significant portion of their assets in Institutional Class shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series, PIMCO ETF Trust and Private Account Portfolio Series affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$1,671,876	$107,035	$(404,311)	$56,674	$99,771	$1,531,045	$73,555	$0
PIMCO All Asset: Multi-Real Fund	2,048,955	103,228	(57,264)	7,494	43,445	2,145,858	79,069	0
PIMCO Emerging Markets Bond Fund	50,530	31,079	(5,603)	(43)	2,158	78,121	1,271	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	367,693	9,344	(38,719)	(981)	5,683	343,020	8,111	0
PIMCO Emerging Markets Local Currency and Bond Fund	800,678	132,117	(6,868)	(310)	25,187	950,804	15,469	0
PIMCO Extended Duration Fund	147,632	47,816	0	0	1,040	196,488	2,086	0
PIMCO Government Money Market Fund	59,218	161,628	(157,988)	0	(1)	62,857	523	0
PIMCO High Yield Fund	372,193	21,955	(32,539)	(394)	1,779	362,994	5,734	0
PIMCO High Yield Spectrum Fund	135,322	22,303	0	0	836	158,461	2,512	0
PIMCO Income Fund	130,177	11,593	(7,665)	(116)	1,117	135,106	1,761	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	311,653	82,362	(1,567)	(26)	5,675	398,097	3,374	0
PIMCO Investment Grade Credit Bond Fund	64,367	808	0	0	286	65,461	805	0
PIMCO Long Duration Total Return Fund	171,294	32,238	0	0	1,110	204,642	2,577	0
PIMCO Long-Term Real Return Fund	0	78,521	0	0	(1,258)	77,263	1,584	0
PIMCO Long-Term U.S. Government Fund	231,211	54,883	(1,123)	(34)	(478)	284,459	3,079	0
PIMCO Low Duration Fund	532,856	160,128	(116,207)	(484)	(1,649)	574,644	5,529	0
PIMCO RAE Emerging Markets Fund	245,841	14,839	(73,481)	16,417	(11,242)	192,374	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	338,210	64,481	(27,500)	1,495	(22,535)	354,151	16,776	0
PIMCO RAE International Fund	67,829	0	(15,389)	5,212	(5,300)	52,352	0	0
PIMCO RAE PLUS EMG Fund	98,005	5,692	0	0	788	104,485	5,691	0
PIMCO RAE PLUS International Fund	99,691	6,595	0	0	(4,200)	102,086	6,595	0
PIMCO RAE US Fund	107,664	0	(10,320)	686	13,671	111,701	0	0
PIMCO RAE US Small Fund	157,156	0	(47,981)	8,055	20,201	137,431	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	333,512	74,529	(23,658)	(642)	(36,523)	347,218	6,412	0
PIMCO Real Return Fund	105,051	33,553	(31,235)	425	(1,296)	106,498	2,178	0
PIMCO RealEstateRealReturn Strategy Fund	185,890	1,411	(6,713)	106	20,822	201,516	1,411	0
PIMCO Total Return Fund	700,111	143,869	(75,680)	(359)	1,352	769,293	8,765	0
PIMCO TRENDS Managed Futures Strategy Fund	417,122	6,064	(39,730)	111	1,098	384,665	4,873	0
Totals	$9,951,737	$1,408,071	$(1,181,541)	$93,286	$161,537	$10,433,090	259,740	$0

Notes to Financial Statements (Cont.)

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-Real Fund	$120,856	$4,381	$(9,897)	$1,977	$1,266	$118,583	$4,380	$0
PIMCO All Authority: Multi-RAE PLUS Fund	140,785	4,599	(62,668)	11,647	1,444	95,807	4,450	0
PIMCO CommoditiesPLUS® Strategy Fund	0	16,370	(137)	(6)	(2,388)	13,839	1,307	0
PIMCO CommodityRealReturn Strategy Fund®	21,235	2,434	(9,347)	1,560	(3,250)	12,632	965	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	49,142	1,058	(7,533)	174	481	43,322	1,059	0
PIMCO Emerging Markets Local Currency and Bond Fund	107,941	11,932	(1,738)	(60)	3,379	121,454	2,053	0
PIMCO Extended Duration Fund	16,493	5,502	(596)	(24)	138	21,513	231	0
PIMCO Government Money Market Fund	9,564	47,400	(47,211)	0	0	9,753	81	0
PIMCO High Yield Fund	68,025	1,962	(6,554)	(80)	338	63,691	1,032	0
PIMCO High Yield Spectrum Fund	24,645	4,273	(809)	(15)	168	28,262	453	0
PIMCO Income Fund	11,467	809	(672)	(1)	88	11,691	158	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	86,900	16,984	(2,868)	(62)	1,574	102,528	938	0
PIMCO Investment Grade Credit Bond Fund	5,859	73	(230)	(26)	52	5,728	72	0
PIMCO Long Duration Total Return Fund	18,578	4,583	(632)	(10)	143	22,662	275	0
PIMCO Long-Term Credit Bond Fund	0	5,435	0	0	28	5,463	45	0
PIMCO Long-Term Real Return Fund	14,075	6,054	(100)	0	(292)	19,737	601	0
PIMCO Long-Term U.S. Government Fund	25,311	2,224	(1,815)	(70)	(24)	25,626	311	0
PIMCO Low Duration Fund	178,455	33,260	(24,422)	(56)	(712)	186,525	1,873	0
PIMCO RAE Emerging Markets Fund	20,782	1,436	(14,743)	5,468	(4,697)	8,246	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	42,191	8,383	(3,789)	173	(2,823)	44,135	2,101	0
PIMCO RAE International Fund	3,965	0	(2,099)	768	(729)	1,905	0	0
PIMCO RAE PLUS EMG Fund	10,368	582	(511)	107	18	10,564	582	0
PIMCO RAE PLUS International Fund	13,538	684	(3,492)	1,314	(1,552)	10,492	684	0
PIMCO RAE US Small Fund	13,233	0	(7,302)	889	1,192	8,012	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,254	8,908	(2,247)	3	(4,683)	43,235	804	0
PIMCO Real Return Fund	20,539	9,293	(1,652)	41	(352)	27,869	566	0
PIMCO RealEstateRealReturn Strategy Fund	78,564	8,349	(7,364)	243	9,166	88,958	625	0
PIMCO Total Return Fund	164,974	13,647	(11,374)	(36)	253	167,464	1,990	0
PIMCO TRENDS Managed Futures Strategy Fund	58,113	632	(9,324)	(43)	255	49,633	632	0
Totals	$1,366,852	$221,247	$(241,126)	$23,875	$(1,519)	$1,369,329	$28,268	$0

Notes to Financial Statements (Cont.)

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Bond Fund	$11,266	$186	$0	$0	$319	$11,771	$187	$0
PIMCO Emerging Markets Corporate Bond Fund	44,502	748	0	0	637	45,887	748	0
PIMCO Emerging Markets Local Currency and Bond Fund	71,853	9,991	(16,724)	(311)	2,519	67,327	1,404	0
PIMCO Short-Term Floating NAV Portfolio III	21,175	50,835	(67,900)	2	1	4,113	37	0
Totals	$148,796	$61,760	$(84,624)	$(309)	$3,476	$129,098	$2,376	$0

PIMCO Global Core Asset Allocation Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Income Fund	$33,008	$444	$0	$0	$246	$33,698	$444	$0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	65,566	1,208	0	0	1,023	67,797	652	0
PIMCO Short Asset Portfolio	73,246	700	(36,586)	166	79	37,605	704	0
PIMCO Short-Term Floating NAV Portfolio III	18,915	104,694	(109,972)	4	0	13,641	194	0
PIMCO Total Return Fund	33,184	402	0	0	38	33,624	404	0
Totals	$223,919	$107,448	$(146,558)	$170	$1,386	$186,365	$2,398	$0

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Commodity Strategy Active Exchange-Traded Fund	$96,072	$0	$0	$0	$(4,763)	$91,309	$566	$0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	134,702	3,172	0	0	1,770	139,644	3,170	0
PIMCO Short-Term Floating NAV Portfolio III	4,843	224,779	(217,500)	0	0	12,122	80	0
Totals	$235,617	$227,951	$(217,500)	$0	$(2,993)	$243,075	$3,816	$0

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Moderate Duration Fund	$102,918	$0	$0	$0	$(457)	$102,461	$1,203	$0
PIMCO Total Return Fund II	34,741	0	0	0	(154)	34,587	406	0

Notes to Financial Statements (Cont.)

PIMCO Preferred And Capital Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$43,593	$0	$0	$0	$583	$44,176	$645	$0

PIMCO Senior Loan Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$83,826	$27,867	$0	$0	$(202)	$111,491	$2,082	$0
PIMCO Total Return Fund	28,966	0	0	0	(41)	28,925	651	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$94,026	$1,023	$0	$0	$336	$95,385	$1,023	$0
PIMCO Dynamic Bond Fund	129,733	1,411	0	0	464	131,608	1,411	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	57,576	626	0	0	206	58,408	626	0
PIMCO Emerging Markets Local Currency and Bond Fund	36,085	392	0	0	129	36,606	392	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	0	38,021	0	0	92	38,113	215	0
PIMCO High Yield Fund	0	321,064	0	0	1,104	322,168	3,193	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	767,381	777,777	(771,073)	(8,354)	10,627	776,358	7,788	0
PIMCO Low Duration Credit Fund	0	12,903	(1,478)	4	39	11,468	123	0
PIMCO Low Duration Fund	767,068	8,345	0	0	2,744	778,157	8,342	0
PIMCO Low Duration Fund II	38,859	423	0	0	139	39,421	423	0
PIMCO Low Duration Opportunities Fund	4,598	50	0	0	16	4,664	50	0
PIMCO RAE Fundamental Advantage PLUS Fund	28,755	29,365	(58,191)	48	23	0	199	0
PIMCO RAE PLUS EMG Fund	36,990	10,221	(18,228)	26	110	29,119	421	0
PIMCO RAE PLUS Fund	167,195	33,871	(201,726)	877	(217)	0	1,990	0
PIMCO RAE PLUS International Fund	25,098	7,381	(14,437)	19	70	18,131	282	0
PIMCO RAE PLUS Small Fund	31,221	339	0	0	112	31,672	340	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,911	102	(40,866)	(3)	37	1,181	106	0
PIMCO Short Asset Investment Fund	190,609	1,945	(65,000)	205	438	128,197	1,952	0

Notes to Financial Statements (Cont.)

PIMCO Short-Term Fund	478,681	5,209	0	0	1,712	485,602	5,206	0
PIMCO StocksPLUS® Absolute Return Fund	185,743	1,352	(187,721)	491	135	0	1,908	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	173,054	74,318	0	0	685	248,057	2,122	0
PIMCO StocksPLUS® International Fund (Unhedged)	19,423	12,445	(16,980)	22	57	14,967	250	0
PIMCO StocksPLUS® Short Fund	10,947	107	(3,094)	5	31	7,996	108	0
PIMCO StocksPLUS® Small Fund	14,302	155	0	0	51	14,508	156	0
PIMCO Total Return Fund	2,477,176	26,951	0	0	8,861	2,512,988	26,940	0
PIMCO TRENDS Managed Futures Strategy Fund	608,464	76,765	(62,000)	(6)	2,181	625,404	6,770	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO California Intermediate Municipal Bond Fund	$18,811	$45,332	$(58,500)	$1	$2	$5,646	$134	$0
PIMCO California Municipal Bond Fund	37,871	71,145	(103,500)	10	(3)	5,523	151	0
PIMCO California Municipal Opportunistic Value Fund	5,578	32,953	(32,500)	(1)	2	6,032	53	0
PIMCO California Short Duration Municipal Income Fund	21,277	70,884	(66,100)	1	2	26,064	184	0
PIMCO CommoditiesPLUS® Strategy Fund	603,347	283,239	(363,900)	(14)	107	522,779	5,601	0
PIMCO CommodityRealReturn Strategy Fund®	15,201	970,209	(846,500)	(16)	12	138,906	787	0
PIMCO Credit Opportunities Bond Fund	82,733	89,775	(149,000)	(12)	12	23,508	287	0
PIMCO Diversified Income Fund	193,465	278,731	(259,500)	100	(69)	212,727	1,626	0
PIMCO Dynamic Bond Fund	417,305	156,131	(555,400)	160	(161)	18,035	1,106	0
PIMCO Emerging Markets Bond Fund	118,900	311,993	(311,900)	(1)	22	119,014	996	0
PIMCO Emerging Markets Corporate Bond Fund	3,234	8,833	(8,500)	0	0	3,567	32	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	16,428	59,249	(60,400)	1	2	15,280	152	0
PIMCO Emerging Markets Local Currency and Bond Fund	166,363	923,526	(940,200)	34	(4)	149,719	1,828	0
PIMCO Extended Duration Fund	6,348	264,742	(267,400)	0	0	3,690	42	0
PIMCO Global Advantage® Strategy Bond Fund	7,592	32,630	(25,400)	(1)	3	14,824	129	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	83,041	380,113	(201,600)	(6)	35	261,583	1,897	0
PIMCO GNMA and Government Securities Fund	351	146,658	(118,100)	2	3	28,914	159	0
PIMCO High Yield Fund	385,111	53,585	(384,054)	88	(99)	54,631	923	0
PIMCO High Yield Municipal Bond Fund	450,712	498,377	(722,000)	54	20	227,163	2,580	0
PIMCO High Yield Spectrum Fund	1,507	21,975	(5,900)	0	1	17,583	73	0
PIMCO Income Fund	505,044	10,621,091	(10,996,800)	(38)	(40)	129,257	2,413	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	430,647	3,771,299	(2,776,100)	201	106	1,426,153	7,735	0

Notes to Financial Statements (Cont.)

PIMCO International Bond Fund (Unhedged)	31,238	237,056	(171,100)	(2)	16	97,208	742	0
PIMCO Investment Grade Credit Bond Fund	4,023	867,160	(870,800)	9	0	392	165	0
PIMCO Long Duration Total Return Fund	667	203,357	(203,900)	4	0	128	60	0
PIMCO Long-Term Credit Bond Fund	20,304	343,281	(363,500)	(6)	0	79	71	0
PIMCO Long-Term Real Return Fund	21,023	41,025	(61,200)	(1)	4	851	28	0
PIMCO Long-Term U.S. Government Fund	85	106,728	(106,700)	3	0	116	24	0
PIMCO Low Duration Credit Fund	12,522	3,005	(14,092)	(1)	0	1,434	14	0
PIMCO Low Duration Fund	66,300	298	(66,603)	5	0	0	348	0
PIMCO Low Duration Fund II	9,472	17,832	(24,700)	1	0	2,605	32	0
PIMCO Low Duration Income Fund	3,761,093	4,587,106	(4,225,218)	(194)	753	4,123,540	37,723	0
PIMCO Low Duration Opportunities Fund	22,369	6,066	(14,000)	(1)	3	14,437	165	0
PIMCO Moderate Duration Fund	66	1	0	0	0	67	1	0
PIMCO Mortgage Opportunities and Bond Fund	351,049	2,001,945	(2,207,000)	36	(23)	146,007	2,842	0
PIMCO Municipal Bond Fund	414,240	410,029	(815,700)	114	(59)	8,624	1,374	0
PIMCO National Intermediate Municipal Bond Fund	122,609	112,171	(232,900)	27	(15)	1,892	483	0
PIMCO National Municipal Opportunistic Value Fund	2,478	27,328	(28,200)	1	1	1,608	28	0
PIMCO New York Municipal Bond Fund	11,030	73,231	(68,500)	4	1	15,766	128	0
PIMCO Preferred and Capital Securities Fund	39,945	92,466	(97,700)	(1)	4	34,714	369	0
PIMCO RAE Fundamental Advantage PLUS Fund	16	0	0	0	0	16	0	0
PIMCO RAE PLUS EMG Fund	34	0	0	0	0	34	0	0
PIMCO RAE PLUS Fund	5,354	6	(5,300)	1	(1)	60	6	0
PIMCO RAE PLUS International Fund	26	0	0	0	1	27	0	0
PIMCO RAE PLUS Small Fund	22	0	0	0	0	22	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	94	1	0	0	0	95	1	0
PIMCO Real Return Fund	133,772	379,136	(500,000)	(3)	(11)	12,894	152	0
PIMCO RealEstateRealReturn Strategy Fund	6,522	108,633	(114,900)	3	0	258	32	0
PIMCO Short Asset Investment Fund	0	23,811	(23,700)	0	0	111	17	0
PIMCO Short Duration Municipal Income Fund	52,437	76,313	(122,400)	15	(9)	6,356	215	0
PIMCO Short-Term Fund	15	0	0	0	0	15	0	0
PIMCO StocksPLUS® Absolute Return Fund	53	1	0	0	0	54	1	0
PIMCO StocksPLUS® Fund	39,272	181,054	(211,900)	(8)	0	8,418	63	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	452,953	1,240,335	(1,436,200)	(98)	23	257,013	1,150	0
PIMCO StocksPLUS® International Fund (Unhedged)	46	0	0	0	1	47	0	0
PIMCO StocksPLUS® Long Duration Fund	8,747	125,126	(127,500)	(1)	0	6,372	25	0
PIMCO StocksPLUS® Short Fund	18,905	14,971	(33,300)	0	2	578	74	0
PIMCO StocksPLUS® Small Fund	46,201	252,107	(245,500)	1	0	52,809	632	0
PIMCO Total Return Fund	448,107	3,751,885	(3,216,500)	142	19	983,653	3,169	0
PIMCO Total Return Fund II	482	49,514	(47,600)	1	0	2,397	13	0

Notes to Financial Statements (Cont.)

PIMCO Total Return Fund IV	15,120	23,307	(22,100)	4	(1)	16,330	106	0
PIMCO TRENDS Managed Futures Strategy Fund	66,104	45,168	(111,216)	0	7	63	314	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended June 30, 2026 (amounts in thousands†, except number of shares).

PIMCO Income Fund

Security Name	Market Value at 03/31/2026	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 06/30/2026	Dividend Income	Shares Held at 06/30/2026
Clear Channel Outdoor Holdings, Inc.	$120,544	$0	$0	$0	$2,543	$123,087	$0	50,862,666
iHeartMedia, Inc. ‘A’	26,362	0	(4,656)	(21,338)	33,755	34,123	0	7,954,032
iHeartMedia, Inc. ‘B’	31,386	0	0	0	13,678	45,064	0	12,214,441
Sierra Hamilton Holder LLC	2	0	0	0	(1)	1	0	15,369,768
Westmoreland Mining LLC	1,925	671	0	0	(527)	2,069	0	788,065
Windstream Servcies LLC	57,557	0	0	0	12,825	70,382	0	6,136,182

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DBL	Deutsche Bank AG London	MYI	Morgan Stanley & Co. International PLC
BAR	Barclays PLC Corporate RRP/REPO trading	DEU	Deutsche Bank Securities, Inc.	NGF	Nomura Global Financial Products, Inc.
BBV	Banco Bilbao Vizcaya Madrid (Repo Only)	DUB	Deutsche Bank AG	NOM	Nomura Securities International, Inc.
BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	NXN	Natixis New York
BOA	Bank of America N.A.	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	RDR	RBC Capital Markets LLC
BOO	BoA Securities, Inc (Repo Only)	GSC	Goldman Sachs & Co. LLC	RYL	NatWest Markets Plc
BOS	BofA Securities, Inc.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BPG	BNP Paribas Securities Corp.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SBI	Citigroup Global Markets Ltd.
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SGY	Societe Generale, NY
BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SOG	Societe Generale Paris
BSN	The Bank of Nova Scotia - Toronto	MAA	Mizuho Capital Markets LLC	SSB	State Street Bank and Trust Co.
BSS	Banco Santander S.A.	MAC	Macquarie Bank Limited	STR	State Street FICC Repo
BUS	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
BYR	The Bank of Nova Scotia - Toronto	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CBK	Citibank N.A.	MFK	Barclays Capital, Inc.	UAG	UBS AG Stamford
CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co. LLC.	UBS	UBS Securities LLC
CKL	Citibank N.A. London	MSR	Morgan Stanley & Co LLC FICC Repo	WAN	Wells Fargo Bank, N.A.- FICC Rep
CTR	Citigroup Global Markets, Inc.- FICC Rep	MYC	Morgan Stanley Capital Services LLC	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:
ARS	Argentine Peso	HUF	Hungarian Forint	PLN	Polish Zloty
AUD	Australian Dollar	IDR	Indonesian Rupiah	PYG	Paraguayan Guarani
AZN	Azerbaijani Manat	ILS	Israeli Shekel	QAR	Qatari Riyal
BRL	Brazilian Real	INR	Indian Rupee	RON	Romanian New Leu
CAD	Canadian Dollar	JPY	Japanese Yen	RSD	Serbian Dinar
CHF	Swiss Franc	KES	Kenyan Schilling	SAR	Saudi Riyal
CLP	Chilean Peso	KRW	South Korean Won	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	KWD	Kuwaiti Dinar	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	KZT	Kazakhstani Tenge	THB	Thai Baht
COP	Colombian Peso	LKR	Sri Lankan Rupee	TRY	Turkish New Lira
CRC	Costa Rican Colon	MNT	Mongolian Tugrik	TWD	Taiwanese Dollar
CZK	Czech Koruna	MXN	Mexican Peso	UGX	Ugandan Shilling
DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
DOP	Dominican Peso	NGN	Nigerian Naira	UYU	Uruguayan Peso
EGP	Egyptian Pound	NOK	Norwegian Krone	UZS	Uzbekistani Sum
EUR	Euro	NZD	New Zealand Dollar	VND	Vietnamese Dong
GBP	British Pound	PEN	Peruvian New Sol	ZAR	South African Rand
GHS	Ghanaian Cedi	PHP	Philippine Peso	ZMW	Zambian Kwacha
HKD	Hong Kong Dollar	PKR	Pakistani Rupee

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	LME	London Metal Exchange
CBOT	Chicago Board of Trade	FTSE	Financial Times Stock Exchange	NYBOT	New York Board of Trade
CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®	NYMEX	New York Mercantile Exchange
COMEX	Commodity Exchange, Inc.	KCBT	Kansas City Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:					8840%sxsv
ABX.HE	Asset-Backed Securities Index - Home Equity	CSIXTR	Credit Suisse U.S. Dollar Total Return Index	NDDUWXUS	MSCI Daily TR Net World Ex USA Index
BACVWSAV	BofA Merrill Lynch Basket Excess Return Strategy Index	DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDUEACWF	MSCI ACWI Index Future
BBSW3M	3 Month Bank Bill Swap Rate	ERADXULN	RAE Fundamental International Large Net Total Return Index	NDUEEGF	iShares MSCI Emerging Markets ETF
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	ERAEMLN	RAE Fundamental Emerging Markets Net Total Return Index	PIMCODB	PIMCO Custom Commodity Basket
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	ERAEMLT	eRAFI Emerging Markets Strategy Index	PIMCODBU	PIMCO Custom Commodity Basket
BCOMIN	Bloomberg Industrial Metals Subindex	ERAUSLT	eRAFI U.S. Large Strategy Index	primex	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage
BCOMPR	Bloomberg Precious Metals Sub-Index	ERAUSST	eRAFI U.S. Small Strategy Index	RALVEIEN	RAE Emerging Markets Low Volatility Equity Income Index
BCOMTR	Bloomberg Commodity Index Total Return	EUR003M	3 Month EUR Swap Rate	RALVEIIN	RAE International Net Low Volatility Equity Income Index
BCOMTR1	Bloomberg Custom Commodity Index	EUR006M	6 Month EUR Swap Rate	RALVEIIT	RAE International Low Volatility Equity Income Total Return Index
BCOMTR2	Bloomberg Custom Commodity Index	FEDL01	Federal funds effective rate	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
BISTREFI	Turkish Lira Overnight Reference Rate	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	RBCACS0T	Custom Commodity Forward Index
BNMMDTSC	Dreyfus Treasury Securites Cash Management Fund Yield	FRCPXTOB	France Consumer Price ex-Tobacco Index	RBCACST0	Custom Commodity Forward Index
BOBL	Bundesobligation, the German word for federal government bond	GOLDLNPM	London Gold Market Fixing Ltd. PM	RU20INTR	Russell 2000 Total Return Index

BP0003M	3 Month GBP-LIBOR	GSMMUSTF	Goldman Sachs Money Market US Treasury Fund Index	S&P 500	Standard & Poor’s 500 Index
Brent	Brent Crude	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	SFE	Sydney Futures Exchange
BRMMUSDF	BlackRock Money Market US Treasury Fund Index	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SIBCSORA	Singapore Overnight Rate Average
CAONINDX	Bloomberg CORRA Compounded Index	HSMMUSTF	HSBC UST Money Market Yield	SOFR	Secured Overnight Financing Rate
CAONREPO	Canadian Overnight Repo Rate Average	IBR	Indicador Bancario de Referencia	SOFRINDX	Secured Overnight Financing Rate Index
CDX.EM	Credit Derivatives Index - Emerging Markets	IBXXLLTR	iBoxx USD Liquid Leveraged Loan Index	SONIA	Sterling Overnight Interbank Average Rate
CDX.HY	Credit Derivatives Index - High Yield	JMABFNJ2	J.P. Morgan Custom Commodity Index	SONIA3M IR	Sterling Overnight Index Average 3 Month Index Rate
CDX.IG	Credit Derivatives Index - Investment Grade	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIO	Sterling Overnight Interbank Average Rate
CIXBSTR3	Custom Commodity Index	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	SPGCINP	S&P GSCI Industrial Metals ER
CMBX	Commercial Mortgage-Backed Index	JPACWILV	J.P. Morgan Custom Equity Index	SRFXON3	Swiss Overnight Rate Average (6PM)
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JY0003M	3 Month JPY-LIBOR	TSFR1M	Term SOFR 1-Month
CNREPOFIX	China Fixing Repo Rates 7-Day	MLPIREIL	Merrill Lynch Custom Equity Index	TSFR3M	Term SOFR 3-Month
CORRA	Canadian Overnight Repo Rate Average	MLPIREIS	Merrill Lynch Custom Equity Index	TSFR6M	Term SOFR 6-Month
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MSMMUSTF	MSILF Money Market US Treasury Fund Index	UKRPI	United Kingdom Retail Prices Index
CPI	Consumer Price Index	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	ULSD	Ultra-Low Sulfur Diesel
CPTFEMU	Eurozone HICP ex-Tobacco Index	MUTKCALM	Tokyo Overnight Average Rate	US0003M	ICE 3-Month USD LIBOR
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	NDDUEAFE	MSCI EAFE Index	WIRON	Warsaw Interbank Offered Rate

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	CNTY	County Guaranteed	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	Q-SBLF	Qualified School Bond Loan Fund
BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association	SGI	Syncora Guarantee, Inc.
CM	California Mortgage Insurance	GNMA	Government National Mortgage Association

Other Abbreviations:
ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	JSC	Joint Stock Company	RMBS	Residential Mortgage-Backed Security
BABs	Build America Bonds	KLIBOR	Kuala Lumpur Interbank Offered Rate	SPDR	Standard & Poor’s Depositary Receipts
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	MIBOR	Mumbai Interbank Offered Rate	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	MSCI	Morgan Stanley Capital International	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDO	Collateralized Debt Obligation	NIBOR	Norwegian Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate
CHILIBOR	Chile Interbank Offered Rate	OAT	Obligations Assimilables du Trésor	THBFIX	Thai Baht Floating-Rate Fix
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	THB-THOR	Thai Overnight Repurchase Rate
CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
DAC	Designated Activity Company	PRIBOR	Prague Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending	WTI	West Texas Intermediate
HIBOR	Hong Kong Interbank Offered Rate	REIT	Real Estate Investment Trust